Commitments and Contingencies (Details Textual)	9 Months Ended		12 Months Ended			0 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2012 USD ($)	Jan. 15, 2013 Bellco [Member] EUR (€)	Jan. 15, 2012 Bellco [Member] EUR (€)	Jul. 01, 2011 Bellco [Member] EUR (€)	Sep. 30, 2013 Bellco [Member]	Dec. 31, 2012 Bellco [Member]	May 23, 2013 Medica S.p.A [Member] EUR (€)	Jan. 25, 2013 Medica S.p.A [Member] EUR (€)	Apr. 23, 2012 Medica S.p.A [Member] EUR (€)	Sep. 30, 2013 Medica S.p.A [Member] USD ($)	Sep. 30, 2013 Medica S.p.A [Member] EUR (€)	Dec. 31, 2012 Medica S.p.A [Member] USD ($)	Dec. 31, 2012 Medica S.p.A [Member] EUR (€)	Dec. 31, 2012 Mr.Houghton's [Member] USD ($)
Commitments And Contingencies [Line Items]
License agreement revenue paid year one								€ 500,000
License agreement revenue paid year two							750,000
License agreement revenue paid in current year						600,000
Number of units under first tier royalty receivable									103,000	103,000
First tier royalty per unit									4.50	4.50
Second tier royalty per unit									4.00	4.00
Minimum quarterly unit sales targets									15,000	15,000
License agreement product purchases in year one															300,000		300,000
License agreement product purchases in year two															500,000		500,000
License agreement product purchases in year three															750,000		750,000
License agreement first installment payment													500,000
License agreement second installment payment												1,000,000
License agreement final installment payment											400,000
License and supply agreement fee payable	0		1,318,000	0
Total installment payments			1,978,000
License agreement options to purchase shares													300,000
Purchase commitment															477,000		585,000
Stock options granted	176,875		1,547,550	702,500												300,000	300,000
Fair value of stock options granted to Medica	0	273,000	273,000	0										273,000		273,000
Other assets, net of accumulated amortization	1,947,000		2,109,000	0
Accumulated amortization	303,000		142,000
Amortization of Other Deferred Charges	162,000		142,000
Amortization expense, remainder of year	53,000
Amortization expense, years two and three	210,000
Amortization expense, next three years			208,000
Royalty rate	3.00%		3.00%
Employment Agreement term			4 years
Employee Agreement, annual base salary																		350,000
Employee Agreement, discretionary bonus percentage																		30.00%
Monthly rent expense					7,813
Lease extension term			1 year
Future renewed monthly rent expense			8,399
Rent expense			$ 109,000	$ 104,000